CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS` EQUITY (DEFICIT) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Accumulated Deficit during Development Stage [Member]	Total
Balance at Sep. 11, 2009
Net Loss					$ (23,653)	$ (23,653)
Balance at Dec. 31, 2009					(23,653)	(23,653)
Shares issued at $.0001 per share-3/10/2010		6,545	(5,525)			1,020
Shares issued at $.0001 per share-3/10/2010 (in Shares)		65,448,269
Affiliate payable converted to equity- 3/31/10			21,958			21,958
Net Loss					(5,296)	(5,296)
Balance at Mar. 31, 2010		6,545	16,433		(28,949)	(5,971)
Balance (in Shares) at Mar. 31, 2010		65,448,269
Restricted Shares Issued		513	(433)	(80)
Restricted Shares Issued (in Shares)		5,133,198
Net Loss					(82,668)	(82,668)
Balance at Jun. 30, 2010		7,058	16,000	(80)	(111,617)	(88,639)
Balance (in Shares) at Jun. 30, 2010		70,581,467
Restricted Shares Issued		160	(135)	(25)
Restricted Shares Issued (in Shares)		1,604,124
Net Loss					(115,880)	(115,880)
Balance at Sep. 30, 2010		7,219	15,864	(105)	(227,497)	(204,519)
Balance (in Shares) at Sep. 30, 2010		72,185,591
Restricted Shares - vested				22		22
Net Loss					(185,191)	(185,191)
Balance at Dec. 31, 2010		7,219	15,864	(83)	(412,688)	(389,688)
Balance (in Shares) at Dec. 31, 2010		72,185,591				72,185,591
Restricted Shares Issued		128	(108)	(20)
Restricted Shares Issued (in Shares)		1,283,299
Additional Paid-In Capital-Compensation Expense			10			10
Restricted Shares - vested				12		12
Net Loss					(174,767)	(174,767)
Balance at Mar. 31, 2011		7,347	15,766	(91)	(587,455)	(564,433)
Balance (in Shares) at Mar. 31, 2011		73,468,891
Restricted Shares Issued		128	(108)	(20)
Restricted Shares Issued (in Shares)		1,283,299
Restricted Shares - vested				15		15
Net Loss					(235,432)	(235,432)
Balance at Jun. 30, 2011		7,475	15,658	(96)	(822,887)	(799,850)
Balance (in Shares) at Jun. 30, 2011		74,752,190
Restricted Shares Issued		32	21,752	(21,784)		0
Restricted Shares Issued (in Shares)		320,825
Restricted shares cancelled		(288)	192	96
Restricted shares cancelled (in Shares)		(2,887,423)
Conversion of Debt		2,814	1,562,274			1,565,088
Conversion of Debt (in Shares)		28,135,234
Reverse merger shares issued 9/1/11		2,497	(2,497)
Reverse merger shares issued 9/1/11 (in Shares)		24,974,700
Net Loss					(621,271)	(621,271)
Balance at Sep. 30, 2011		12,530	1,597,379	(21,784)	(1,444,158)	143,967
Balance (in Shares) at Sep. 30, 2011		125,295,526
Restricted Shares Issued		155	1,565,461	(1,565,616)
Restricted Shares Issued (in Shares)		1,550,115
Additional Paid-In Capital-Compensation Expense			4,240			4,240
Restricted Shares - vested				5,446		5,446
Conversion of Debt	150		1,499,850			1,500,000
Conversion of Debt (in Shares)	1,500,000
Net Loss					(803,430)	(803,430)
Balance at Dec. 31, 2011	150	12,685	4,666,929	(1,581,954)	(2,247,588)	850,222
Balance (in Shares) at Dec. 31, 2011	1,500,000	126,845,641				126,845,641
Restricted Shares Issued (in Shares)		200,000
Stock Options - Deferred Income				763,480		763,480
Purchase of Preferred Stock			200,000			200,000
Purchase of Preferred Stock (in Shares)	200,000
Net Loss					(1,359,215)	(1,359,215)
Balance at Mar. 31, 2012	150	12,685	4,866,929	(818,474)	(3,606,803)	454,487
Balance (in Shares) at Mar. 31, 2012	1,700,000	127,045,641
Restricted Shares Issued			5,234,337	(5,234,337)
Stock Options - Deferred Income				2,181,627		2,181,627
Restricted shares cancelled		(155)	(1,565,461)	1,565,616
Restricted shares cancelled (in Shares)		(1,700,115)
Restricted Shares - Unvested		(24)	(16,314)	16,338
Restricted Shares - Unvested (in Shares)		(290,619)
Purchase of Common Stock - related to Private Offering		44	186,479			186,523
Purchase of Common Stock - related to Private Offering (in Shares)		440,000
Release of Common Stock from Shareholder (in Shares)		(440,000)
Net Loss					(2,683,089)	(2,683,089)
Balance at Jun. 30, 2012	150	12,550	8,705,970	(2,289,230)	(6,289,892)	139,548
Balance (in Shares) at Jun. 30, 2012	1,700,000	125,054,907
Stock Options - Deferred Income				13,872		13,872
Purchase of Common Stock - related to Private Offering		62	232,438			232,500
Purchase of Common Stock - related to Private Offering (in Shares)		450,000
Release of Common Stock from Shareholder (in Shares)		(450,000)
Restricted Shares - vested (in Shares)		80,205
Net Loss					(568,281)	(568,281)
Balance at Sep. 30, 2012	$ 150	$ 12,612	$ 8,938,408	$ (2,275,358)	$ (6,858,023)	$ (182,361)
Balance (in Shares) at Sep. 30, 2012	1,700,000	125,135,112				125,135,112